Sales Concentration	12 Months Ended
Jul. 31, 2013
Risks and Uncertainties [Abstract]
Sales Concentration

11. Sales Concentration

Net product sales were $820,000 and $812,000 for the years ended July 31, 2013 and 2012, respectively. For the year ended July 31, 2013,  three customers accounted for 69% of our net product sales. No other individual customer accounted for 10% or more of our net product sales. The geographic breakdown of net product sales was as follows:  86% U.S. and 14% foreign. For the year ended July 31, 2012,  two customers accounted for 67% of our net product sales. No other individual customer accounted for 10% or more of our net product sales. The geographic breakdown of net product sales was as follows:  92% U.S. and 8% foreign.